Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets, consists of the following:
	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
At cost:
Trademark	50,102	49,875	7,026
Patent	122	122	17
Copyright	172	214	30
Software	9,985	9,993	1,407
License acquired	371,700	371,700	52,353
Total	432,081	431,904	60,833
Less: accumulated amortization	(13,026)	(19,750)	(2,782)
Intangible assets, net	419,055	412,154	58,051

Schedule of Estimated Annual Amortization Expense	The estimated annual amortization expense for each of the five succeeding fiscal years is as follow:
	Amortization	Amortization
Twelve months ending December 31,	RMB	US$
2024	6,967	981
2025	6,440	907
2026	5,695	802
2027	5,072	714
2028	5,051	711
Thereafter	11,394	1,605
Total	40,619	5,720